Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax expense:
Current tax expense	$ 35,840	$ 36,448	$ 36,154
Deferred tax expense/(benefit):
Deferred tax expense/(benefit)	10,729	1,545	3,157
Provision for income taxes	46,569	37,993	39,311
Impact on shareholders equity and other comprehensive income of the tax consequence of :
Excess tax benefit on stock compensation	0	(4,332)	(1,905)
Currency impact on long term funding	973	(396)	3,574
Fair value of cash flow hedge	148	0	0
Total	47,690	33,265	40,980
Ireland
Current tax expense:
Current tax expense	20,084	22,931	21,769
Deferred tax expense/(benefit):
Deferred tax expense/(benefit)	261	1,284	26
Provision for income taxes	20,345	24,215	21,795
United States
Current tax expense:
Current tax expense	5,792	7,768	684
Deferred tax expense/(benefit):
Deferred tax expense/(benefit)	8,980	613	2,896
Provision for income taxes	14,772	8,381	3,580
Other
Current tax expense:
Current tax expense	9,964	5,749	13,701
Deferred tax expense/(benefit):
Deferred tax expense/(benefit)	$ 1,488	$ (352)	$ 235